Cash And Cash Equivalents (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 88.9	$ 60.4
Cash identified for setting accrued payable to retailer partners	$ 95.8	$ 91.8